UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period January 1, 2024 to December 31, 2024

Date of Report: February 11, 2025

Osprey Securitization Holdings I, LLC
(Exact name of securitizer as specified in its charter)

025-06339 (Commission File Number of securitizer)	0001952528 (Central Index Key Number of securitizer)

Eric Pollock (518) 949-0165
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

_____________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ___________
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________
_____________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), the securitizer has indicated by check mark that there is no activity to report for the reporting period indicated on the cover page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Osprey Securitization Holdings I, LLC (Securitizer)

By:	/s/ Eric Pollock
Name: Eric Pollock
Title: Vice President

Date: February 11, 2025